Taxation - Schedule of Significant Components of the Provision for Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Significant Components of the Provision for Income Taxes [Abstract]
Current:			$ (47)	$ 505
Deferred:
Provision for income tax benefit (expenses)	$ (47)	$ (6)	$ (47)	$ 505